INTANGIBLE ASSETS (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 acre
Intangible Assets 1	2,110
Intangible Assets 2	$ 400,000
Intangible Assets 3	200,000
Intangible Assets 4	200,000
Intangible Assets 5	2,398
Intangible Assets 6	3,010,507
Intangible Assets 7	3,440,580
Intangible Assets 8	430,073
Intangible Assets 9	951,789
Intangible Assets 10	135,189
Intangible Assets 11	$ 256,412